Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.79%
Aluminum–1.59%
Kaiser Aluminum Corp.	89,550	$6,204,024
Application Software–6.60%
Bottomline Technologies (DE), Inc.(b)	144,887	5,310,108
Envestnet, Inc.(b)	50,191	2,699,272
j2 Global, Inc.	108,782	8,142,333
Paylocity Holding Corp.(b)	57,250	5,056,320
Q2 Holdings, Inc.(b)	77,480	4,575,969
		25,784,002
Asset Management & Custody Banks–1.27%
Federated Hermes, Inc., Class B	98,369	1,873,930
Focus Financial Partners, Inc., Class A(b)	134,739	3,100,344
		4,974,274
Auto Parts & Equipment–2.51%
Dorman Products, Inc.(b)	83,912	4,637,816
Visteon Corp.(b)	107,884	5,176,275
		9,814,091
Automotive Retail–2.62%
AutoNation, Inc.(b)	182,802	5,129,424
Monro, Inc.	117,020	5,126,646
		10,256,070
Biotechnology–2.86%
Emergent BioSolutions, Inc.(b)	108,344	6,268,784
G1 Therapeutics, Inc.(b)	63,951	704,740
Twist Bioscience Corp.(b)	61,393	1,877,398
uniQure N.V. (Netherlands)(b)	48,852	2,318,027
		11,168,949
Building Products–1.23%
Masonite International Corp.(b)	101,113	4,797,812
Construction & Engineering–0.50%
Comfort Systems USA, Inc.	53,072	1,939,782
Construction Machinery & Heavy Trucks–0.54%
Greenbrier Cos., Inc. (The)	118,675	2,105,295
Construction Materials–1.56%
Summit Materials, Inc., Class A(b)	407,056	6,105,840
Diversified Banks–0.86%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	198,373	3,378,292
Diversified Metals & Mining–1.01%
Compass Minerals International, Inc.	102,719	3,951,600
Education Services–0.43%
Houghton Mifflin Harcourt Co.(b)	884,768	1,663,364
Electrical Components & Equipment–2.86%
Atkore International Group, Inc.(b)	152,774	3,218,948
EnerSys	62,264	3,083,314
Shares		Value
Electrical Components & Equipment–(continued)
Generac Holdings, Inc.(b)	52,159	$4,859,654
		11,161,916
Environmental & Facilities Services–0.51%
US Ecology, Inc.	66,251	2,014,030
Gas Utilities–4.21%
National Fuel Gas Co.	86,591	3,228,978
South Jersey Industries, Inc.	281,190	7,029,750
Suburban Propane Partners L.P.	438,582	6,201,550
		16,460,278
Health Care Equipment–3.40%
AtriCure, Inc.(b)	110,682	3,717,808
CryoPort, Inc.(b)	137,244	2,342,755
Tandem Diabetes Care, Inc.(b)	112,534	7,241,563
		13,302,126
Health Care Services–4.32%
Addus HomeCare Corp.(b)	76,112	5,145,171
LHC Group, Inc.(b)	83,749	11,741,610
		16,886,781
Health Care Supplies–2.18%
Quidel Corp.(b)	87,185	8,527,565
Health Care Technology–2.06%
Inspire Medical Systems, Inc.(b)	85,045	5,126,513
Teladoc Health, Inc.(b)	19,001	2,945,345
		8,071,858
Homebuilding–0.91%
TopBuild Corp.(b)	49,836	3,570,251
Hotel & Resort REITs–1.13%
DiamondRock Hospitality Co.	869,181	4,415,439
Household Products–0.96%
Energizer Holdings, Inc.	123,880	3,747,370
Human Resource & Employment Services–2.86%
ASGN, Inc.(b)	147,766	5,219,095
Korn Ferry	244,889	5,955,701
		11,174,796
Hypermarkets & Super Centers–1.76%
BJ’s Wholesale Club Holdings, Inc.(b)	269,527	6,864,853
Industrial Machinery–3.84%
Chart Industries, Inc.(b)	47,531	1,377,448
EnPro Industries, Inc.	81,509	3,226,126
Evoqua Water Technologies Corp.(b)	245,642	2,753,647
Mayville Engineering Co., Inc.(b)	185,386	1,136,416
Rexnord Corp.	287,420	6,515,812
		15,009,449
Interactive Home Entertainment–2.70%
Zynga, Inc., Class A(b)	1,539,977	10,548,842

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street Small Cap Fund®

Shares		Value
Investment Banking & Brokerage–1.15%
Stifel Financial Corp.	108,851	$4,493,369
IT Consulting & Other Services–5.12%
CACI International, Inc., Class A(b)	40,154	8,478,517
KBR, Inc.	317,215	6,560,006
Perspecta, Inc.	272,648	4,973,100
		20,011,623
Leisure Facilities–0.24%
Cedar Fair L.P.	51,573	945,849
Life Sciences Tools & Services–2.37%
Adaptive Biotechnologies Corp.(b)	65,942	1,831,869
Repligen Corp.(b)	76,916	7,425,470
		9,257,339
Multi-Utilities–1.41%
Avista Corp.	129,331	5,495,274
Office REITs–2.06%
Brandywine Realty Trust	515,807	5,426,289
SL Green Realty Corp.	60,617	2,612,593
		8,038,882
Office Services & Supplies–1.32%
ACCO Brands Corp.	1,018,242	5,142,122
Oil & Gas Refining & Marketing–1.35%
Renewable Energy Group, Inc.(b)	257,125	5,278,776
Oil & Gas Storage & Transportation–0.23%
Noble Midstream Partners L.P.	260,632	912,212
Packaged Foods & Meats–1.06%
Simply Good Foods Co. (The)(b)	215,013	4,141,150
Personal Products–0.92%
BellRing Brands, Inc., Class A(b)	211,474	3,605,632
Pharmaceuticals–1.33%
Axsome Therapeutics, Inc.(b)	24,682	1,452,042
Collegium Pharmaceutical, Inc.(b)	134,088	2,189,657
Intersect ENT, Inc.(b)	132,305	1,567,814
		5,209,513
Property & Casualty Insurance–2.02%
ProAssurance Corp.	230,199	5,754,975
Shares		Value
Property & Casualty Insurance–(continued)
ProSight Global, Inc.(b)	218,778	$2,133,086
		7,888,061
Regional Banks–6.14%
BankUnited, Inc.	84,521	1,580,543
Berkshire Hills Bancorp, Inc.	180,086	2,676,078
Cathay General Bancorp	121,200	2,781,540
CrossFirst Bankshares, Inc.(b)	45,286	380,402
Heritage Financial Corp.	225,699	4,513,980
IBERIABANK Corp.	98,729	3,570,041
Pacific Premier Bancorp, Inc.	202,653	3,817,983
Signature Bank	22,337	1,795,671
Sterling Bancorp	275,456	2,878,515
		23,994,753
Restaurants–3.52%
Jack in the Box, Inc.	90,006	3,154,710
Texas Roadhouse, Inc.	136,318	5,629,934
Wendy’s Co. (The)	334,155	4,972,226
		13,756,870
Semiconductor Equipment–3.58%
Brooks Automation, Inc.	197,226	6,015,393
MKS Instruments, Inc.	97,874	7,971,837
		13,987,230
Semiconductors–1.48%
Semtech Corp.(b)	154,406	5,790,225
Specialized REITs–3.38%
EPR Properties	98,090	2,375,740
Four Corners Property Trust, Inc.	332,800	6,226,688
National Storage Affiliates Trust	155,404	4,599,958
		13,202,386
Thrifts & Mortgage Finance–2.83%
OceanFirst Financial Corp.	223,549	3,556,665
WSFS Financial Corp.	301,945	7,524,469
		11,081,134
TOTAL INVESTMENTS IN SECURITIES–98.79% (Cost $438,537,829)		386,131,349
OTHER ASSETS LESS LIABILITIES—1.21%		4,711,306
NET ASSETS–100.00%		$390,842,655
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer Main Street Small Cap Fund®